                       BOSTON PARTNERS MARKET NEUTRAL FUND

                             (INSTITUTIONAL SHARES)
                                       OF
                               THE RBB FUND, INC.

         BOSTON PARTNERS MARKET NEUTRAL FUND (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB" or the "Company"), an open-end management investment company. The shares of the Institutional Classes ("Shares") offered by this Prospectus represent interests in the Fund.

         The Fund is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The Fund pursues its objective by taking long positions in stocks identified by Boston Partners Asset Management, L.P. (the "Adviser") as undervalued and short positions in such stocks that the Adviser has identified as overvalued. Generally, the Fund's investments will be invested primarily in securities principally traded in the United States markets.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated November 13, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from RBB by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     November 13, 1998

EXPENSE TABLE

         The following table illustrates the shareholder transaction and annual operating expenses that are estimated to be incurred by Institutional Shares of the Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on each summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases............................None
Maximum Sales Charge Imposed on Reinvested Dividends.................None
Maximum Deferred Sales Charge........................................None
Redemption Fee1......................................................1.00%
Exchange Fee.........................................................None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)2.....................................1.85%
12b-1 Fees...........................................................None
Other Expenses (after waivers and expense reimbursements)............0.65%
Total Fund Operating Expenses (after waivers and
         expense reimbursements)2....................................2.50%

   1 To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of the all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

   2 In the absence of fee waivers and expense reimbursements, Management Fees would be 2.25%, Other Expenses would be 0.78%, and Total Fund Operating Expenses would be 3.03% with respect to the Fund. Management Fees are based on average daily net assets and are calculated daily and paid monthly. "Other Expenses" and "Total Fund Operating Expenses" do not include short-sale dividends, as defined below under "Management-Expenses" (estimated at 0.45% for the current fiscal year).

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                       ONE            THREE
                                                       YEAR           YEARS
                                                       ----           -----

Including the 1.00% transaction fee on redemptions
made within a year of purchase
--------------------------------------------------

Boston Partners Market Neutral Fund                    $35            $78

Excluding the 1.00% transaction fee on redemptions
--------------------------------------------------

Boston Partners Market Neutral Fund                    $25            $78


         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION
------------

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate seventeen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Market Neutral Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

         The MARKET NEUTRAL FUND is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The term "market neutral" in this instance is used to define a strategy of investing or engaging in transactions in equity securities, while seeking to minimize the impact of movements in the equity markets. The Fund pursues its objective by taking long positions in stocks identified by the Adviser as undervalued and short positions in such stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Generally, the Fund's investments will be invested primarily in securities principally traded in the United States markets. See "Risk Factors -- Short Sales" below. By taking long and short positions in different stocks with similar characteristics, the Fund attempts to minimize the effect of general stock market movements on the Fund's performance. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the U.S. equity market generally and low to neutral exposure to specific industries, specific capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

         Although the Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Fund will be subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in executing its strategy of taking long positions in stocks that outperform the market and short positions in stocks that underperform the market. Further, since the Adviser will manage both a long and a short portfolio, an investment in the Fund will involve the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make. An investment in one-month U.S. Treasury Bills is different from an investment in the Fund because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return and investors in Treasury Bills do not bear the risk of losing their investment.

         To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

         The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The ADRs may not necessarily be denominated in the same currency as the foreign securities underlying the ADRs. See "Risk Factors -- Foreign Investments." The Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

         In a typical stock mutual fund the investment adviser attempts to earn an excess return (return above market return) or "alpha" by identifying and purchasing undervalued stocks. However, there is another "alpha" possibility -- identifying and selling short overvalued stocks. The term "double alpha" refers to these two potential sources of alpha: one from correctly identifying undervalued stocks and one from correctly identifying overvalued stocks. The market neutral strategy employed by the Fund seeks to capture both alphas.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

         The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
----------------------

         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

         The Fund may not borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

         If a percentage restriction under one of the Fund's investment policies or restrictions or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to the holding of illiquid securities or borrowings or senior securities issued by the Fund).


                                  RISK FACTORS


         INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. As of the date of this Prospectus, U.S. stock markets were trading at historically high levels and there can be no guarantee that such levels will continue. Investment in Shares of the Fund is more volatile and risky than some other forms of investment. In addition, if the Adviser takes long positions in stocks that decline or short positions in stocks that increase in value, then the losses of the Fund may exceed those of other stock mutual funds that hold long positions only.

         SHORT SALES. When the Adviser anticipates that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in price of the security between those dates, which decline exceeds the costs of the borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited since it is directly tied to the maximum attainable price of the security less the price at which the security was sold. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of the Fund's net assets.

         FOREIGN INVESTMENTS. Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Some securities of foreign companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

         GENERAL. Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


                         ADDITIONAL INVESTMENT POLICIES

         This section describes certain additional investment policies that may be employed by the Fund. Investment policies are described in more detail in the Statement of Additional Information.

         TEMPORARY INVESTMENTS. For defensive purposes or during temporary periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by its investment objective and policies, the Fund may hold cash or cash equivalents pending investment.

         BORROWING. The Fund may borrow up to 331/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow, or to engage in reverse repurchase agreements, only for temporary or emergency purposes. See Statement of Additional Information, "Reverse Repurchase Agreements" and "Borrowing."

         LENDING OF PORTFOLIO SECURITIES. The Fund may also lend its portfolio securities to financial institutions against collateral consisting of cash, U.S. Government securities or irrevocable bank letters of credit, which are equal at all times to at least 102% of the value of the securities loaned. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily. The Fund may not make loans in excess of 331/3% of the value of its total assets (including the loan collateral).

         RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the Fund's 15% limitation on purchase of illiquid securities as described below, Rule 144A securities will not be considered to be illiquid if the Adviser has determined them to be liquid pursuant to guidelines established by the Company's Board of Directors.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

         ILLIQUID SECURITIES. The Fund may purchase "illiquid securities", defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

         INVESTMENT COMPANIES. The Fund may invest in securities issued by unaffiliated investment companies to the extent permitted by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including management fees. These expenses would be in addition to the management fees and other expenses that the Fund bears directly in connection with its own operations.

         PORTFOLIO TURNOVER. The Adviser will effect portfolio transactions in the Fund without regard to holding periods if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The annual portfolio turnover rate for the Fund is not expected to exceed 200%. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (100% or more) will generally result in higher transaction costs to the Fund and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See the Statement of Additional Information, "Portfolio Transactions" and "Taxes."

         AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in ADRs. ADRs are typically issued by a U.S. bank or trust evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitations with respect to such securities. ADRs may be denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Foreign Investments."

         YEAR 2000. The services provided to the Fund by the Adviser and others depend in large part upon the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded or calculated. The Adviser has advised the Fund that the Adviser's own computer systems will correctly compute the year 2000. PFPC and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems, are actively working on necessary changes to those systems to prepare for the year 2000 and expect that, given the extensive testing which they are undertaking, their systems will be year 2000 compliant before that year. There can, however, be no assurance that PFPC or any other service provider will be successful in achieving year 2000 compliance, or that interaction by the Adviser or other service providers with non-complying computer systems of other firms (such as broker-dealers or firms that provide securities pricing information) will not impair services to the Fund.

         The Statement of Additional Information contains additional investment policies and strategies of the Fund.

MANAGEMENT
----------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of June 30, 1998 in excess of $16.7 billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

         Subject to the supervision and direction of the Company's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 2.25% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of 1.85 during the current fiscal year.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a Chartered Financial Analyst. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee with respect to the Fund during the current fiscal year.

ADMINISTRATIVE SERVICES AGENT

         Provident Distributors, Inc. ("PDI") provides certain administrative services to the Fund's Institutional Shares not otherwise provided by PFPC. PDI's principal business address is Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428. PDI furnishes certain internal quasi-legal, executive and administrative services to the Fund, acts as a liaison between the Fund and its various service providers and coordinates and assists in the preparation of reports prepared on behalf of the Fund. For its services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the average daily net assets of the Fund's Institutional Class. PDI is currently waiving fees in excess of .04% of the average daily net assets of the Fund's Institutional Class.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTOR

         PDI acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of the Fund pays its own administrative services fees, and may pay a different share of expenses than other classes (excluding advisory and custodial fees), if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.

         Dividends declared on securities which the Fund has sold short ("short-sale dividends") generally reduce the market value of the securities by the amount of the dividend declared-thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. For accounting purposes, short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

HOW TO PURCHASE SHARES
----------------------

GENERAL

         Shares representing an interest in the Fund are offered continuously for sale by the Distributor. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Market Neutral Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund reserves the right to suspend the offering of its Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

        An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number with the Fund)
                           FOR PURCHASE OF: (name of the Fund)
                           AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

HOW TO REDEEM AND EXCHANGE SHARES
---------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Market Neutral Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

         The Fund requires the payment of a transaction fee on redemptions of Shares of the Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. In such cases, the Fund will not impose the 1% transaction fee.

PAYMENT OF REDEMPTION PROCEEDS

         With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents, less an amount equal to 1.00% of the net asset value of such Shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of another Boston Partners Fund up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund exchanged for next determined after PFPC's receipt of a request for an exchange. An exchange of shares held for less than one-year (with the exception of shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Institutional Shares of any other Boston Partners Fund of RBB, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in an RBB Fund advised by Boston Partners, the dollar value of Institutional Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from an RBB Fund advised by Boston Partners) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
---------------

         The net asset value for each class of the Fund is calculated by adding the value of the proportionate interest of the class in the Fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
---------------------------

         The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually and will pay them within five (5) days from the last day of the calendar year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
-----

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company for federal income tax purposes. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal income or excise tax.

         Fund distributions to shareholders, unless otherwise exempt, will be taxable (except distributions that are treated for federal income tax purposes as a return of capital) regardless of whether the distributions are received in cash or reinvested in additional shares. Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares. All other taxable distributions are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, if such dividends are paid during January of the following year.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who sell or redeem shares, or exchange shares representing interests in one Fund for shares representing interests in another Fund, will generally recognize capital gain or loss for federal income tax purposes. The gain or loss will be long-term capital gain or loss if the shares have been held for more than twelve months, and short-term otherwise, except that a loss on shares held six months or less will be treated as long-term capital loss to the extent of any capital gains distribution received on the shares.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships are generally subject to different U.S. federal income tax treatment from that described above. In particular, such shareholders will generally not be subject to U.S. federal income tax on capital gains on or with respect to their shares, and other distributions to them will be subject to 30% withholding tax unless such tax is reduced or eliminated under an applicable tax treaty.

MULTI-CLASS STRUCTURE
---------------------

         The Fund offers one other class of shares, Investor Shares, which are offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES
---------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 18.326 billion shares are currently classified into 97 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS MARKET NEUTRAL FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS MARKET NEUTRAL FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in such Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all of the directors.

         As of October 27, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION
-----------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION......................................  4
INVESTMENT OBJECTIVE AND POLICIES.................  4
INVESTMENT LIMITATIONS............................  7
RISK FACTORS......................................  8
MANAGEMENT........................................  8
DISTRIBUTION OF SHARES............................ 10
HOW TO PURCHASE SHARES............................ 11
HOW TO REDEEM AND EXCHANGE SHARES................. 13
NET ASSET VALUE................................... 17
DIVIDENDS AND DISTRIBUTIONS....................... 17
TAXES    ......................................... 18
MULTI-CLASS STRUCTURE............................. 19
DESCRIPTION OF SHARES............................. 19
OTHER INFORMATION................................. 20


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania






PROSPECTUS

November 13, 1998




                    BOSTON PARTNERS
                  MARKET NEUTRAL FUND
                (Institutional Shares)






bp

BOSTON PARTNERS ASSET MANAGEMENT, L.P.

BOSTON PARTNERS MARKET NEUTRAL FUND      BP



      (INSTITUTIONAL CLASS)              BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                         --------------------------------------



ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.  For an IRA application or help with this Application, please call 1-888-261-4073

                                                     (Please check the appropriate box(es) below.)

1. ACCOUNT REGISTRATION                   |_|  Individual            |_|  Joint Tenant         |_|  Other
                           ---------------------------------------------------------------------------------------------------------
                           Name                                                  SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER
                           ---------------------------------------------------------------------------------------------------------
                           NAME OF JOINT OWNER                                        JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

                           For joint accounts,the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.


GIFT TO MINOR:             |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT

                           ---------------------------------------------------------------------------------------------------------
                           NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                           ---------------------------------------------------------------------------------------------------------
                           NAME OF MINOR (ONLY ONE PERMITTED)

                           ---------------------------------------------------------------------------------------------------------
                           MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH


CORPORATION,
PARTNERSHIP, TRUST         ---------------------------------------------------------------------------------------------------------
OR OTHER ENTITY:           NAME OF CORPORATION, PARTNERSHIP, OR OTHER                            NAME(S) OF TRUSTEE(S)

                           ---------------------------------------------------------------------------------------------------------
                           TAXPAYER IDENTIFICATION NUMBER

                           ---------------------------------------------------------------------------------------------------------
2. MAILING ADDRESS:        STREET OR P.O. BOX AND/OR APARTMENT NUMBER

                           ---------------------------------------------------------------------------------------------------------
                           CITY                                                                  STATE             ZIP CODE

                           ---------------------------------------------------------------------------------------------------------
                           DAY PHONE NUMBER                                                      EVENING PHONE NUMBER


3. INVESTMENT
   INFORMATION:
                           Minimum initial investment of $100,000                       Amount of investment $____________

                           Make the check payable to Boston Partners Market Neutral Fund.

                           Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.


DISTRIBUTION               NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected
OPTIONS:                   below, both dividends and capital gains will be reinvested in additional Fund shares.

                           DIVIDENDS |_| Pay by check |_| Reinvest |_| CAPITAL GAINS |_| Pay by check |_| Reinvest   |_|


4. TELEPHONE
   REDEMPTION:
                           To use this option, you must initial the appropriate line
below.
                           I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.

                                                                                      Redeem shares, and send the proceeds to the
                           ------------------                 -------------           address of record.
                           individual initial                 joint initial


                           ------------------                 -------------           Exchange shares for shares of The Boston
                           individual initial                 joint initial           Partners Large Cap Value Fund, Boston Partners
                                                                                      Mid Cap Value Fund, Boston Partners Micro Cap
                                                                                      Fund or Boston Partners Bond Fund.

5. AUTOMATIC INVESTMENT PLAN:
                           The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount of money selected by you to be deducted from your checking account and used to purchase shares of the Fund.

                           Please debit $________ from my checking account(named below on or about the 20th of the month.
                                                  Please attach an unsigned, voided check.
                           |_|  Monthly      |_|  Every Alternate Month        |_|  Quarterly    |_|  Other


BANK OF RECORD:
                           ---------------------------------------------------------------------------------------------------------
                           BANK NAME                           STREET ADDRESS OR P.O. BOX

                           ---------------------------------------------------------------------------------------------------------
                           CITY                                                                  STATE            ZIP CODE

                           ---------------------------------------------------------------------------------------------------------
                           BANK ABA NUMBER                                               BANK ACCOUNT NUMBER

6  SIGNATURES:             The undersigned warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the Fund in which I (we) am (are) investing. Under the Interest and Dividend Tax
                           Compliance Act of 1983, the Fund is required to have the following certification:

                           Under penalties of perjury, I certify that:

                           (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                           (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                           NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY
                           SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX
                           RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT
                           OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                           ---------------------------------------------------------------------------------------------------------
                           SIGNATURE OF APPLICANT                                                        DATE

                           ---------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                    TITLE (IF APPLICABLE)

                           ---------------------------------------------------------------------------------------------------------
                           SIGNATURE OF JOINT OWNER                                                      DATE

                           ---------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                    TITLE (IF APPLICABLE)


                           (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                           MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MARKET NEUTRAL FUND
                                                                                C/O PFPC INC.
                                                                                P.O. BOX 8852
                                                                                WILMINGTON, DE  19899-8852



                       BOSTON PARTNERS MARKET NEUTRAL FUND

                                (INVESTOR SHARES)
                                       OF
                               THE RBB FUND, INC.

         BOSTON PARTNERS MARKET NEUTRAL FUND (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB" or the "Company"), an open-end management investment company. The shares of the Investor Classes ("Shares") offered by this Prospectus represent interests in the Fund.

         The Fund is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The Fund pursues its objective by taking long positions in stocks identified by Boston Partners Asset Management, L.P. (the "Adviser") as undervalued and short positions in such stocks that the Adviser has identified as overvalued. Generally, the Fund's investments will be invested primarily in securities principally traded in the United States markets.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated November 13, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from RBB by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     November 13, 1998

EXPENSE TABLE

         The following table illustrates the shareholder transaction and annual operating expenses that are estimated to be incurred by Investor Shares of the Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on each summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases...............................None
Maximum Sales Charge Imposed on Reinvested Dividends....................None
Maximum Deferred Sales Charge...........................................None
Redemption Fee1........................................................1.00%
Exchange Fee............................................................None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)2........................................1.85%
12b-1 Fees..............................................................0.25%
Other Expenses (after waivers and expense reimbursements)...............0.65%
Total Fund Operating Expenses (after waivers and
         expense reimbursements)2.......................................2.75%

   1 To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of the all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

   2 In the absence of fee waivers and expense reimbursements, Management Fees would be 2.25%, Other Expenses would be 0.78% and Total Fund Operating Expenses would be 3.28% with respect to the Fund. Management Fees are based on average daily net assets and are calculated daily and paid monthly. "Other Expenses" and "Total Fund Operating Expenses" do not include short-sale dividends, as defined below under "Management-Expenses" (estimated at 0.45% for the current fiscal year).

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                             ONE         THREE
                                                             YEAR        YEARS
                                                             ----        -----

Including the 1.00% transaction fee on redemptions
made within a year of purchase
--------------------------------------------------

Boston Partners Market Neutral Fund                          $38            $85

Excluding the 1.00% transaction fee on redemptions
--------------------------------------------------

Boston Partners Market Neutral Fund                          $28            $85

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION
------------

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate seventeen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Market Neutral Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

         The MARKET NEUTRAL FUND is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The term "market neutral" in this instance is used to define a strategy of investing or engaging in transactions in equity securities, while seeking to minimize the impact of movements in the equity markets. The Fund pursues its objective by taking long positions in stocks identified by the Adviser as undervalued and short positions in such stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Generally, the Fund's investments will be invested primarily in securities principally traded in the United States markets. See "Risk Factors -- Short Sales" below. By taking long and short positions in different stocks with similar characteristics, the Fund attempts to minimize the effect of general stock market movements on the Fund's performance. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the U.S. equity market generally and low to neutral exposure to specific industries, specific capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

         Although the Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Fund will be subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in executing its strategy of taking long positions in stocks that outperform the market and short positions in stocks that underperform the market. Further, since the Adviser will manage both a long and a short portfolio, an investment in the Fund will involve the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make. An investment in one-month U.S. Treasury Bills is different from an investment in the Fund because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return and investors in Treasury Bills do not bear the risk of losing their investment.

         To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

         The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The ADRs may not necessarily be denominated in the same currency as the foreign securities underlying the ADRs. See "Risk Factors -- Foreign Investments." The Market Neutral Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

         In a typical stock mutual fund the investment adviser attempts to earn an excess return (return above market return) or "alpha" by identifying and purchasing undervalued stocks. However, there is another "alpha" possibility -- identifying and selling short overvalued stocks. The term "double alpha" refers to these two potential sources of alpha: one from correctly identifying undervalued stocks and one from correctly identifying overvalued stocks. The market neutral strategy employed by the Fund seeks to capture both alphas.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

         The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
----------------------

         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

         The Fund may borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

         If a percentage restriction under one of the Fund's investment policies or restrictions or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to the holding of illiquid securities or borrowings or senior securities issued by the Fund).

                                  RISK FACTORS

         INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. As of the date of this Prospectus, U.S. stock markets were trading at historically high levels and there can be no guarantee that such levels will continue. Investment in Shares of the Fund is more volatile and risky than some other forms of investment. In addition, if the Adviser takes long positions in stocks that decline or short positions in stocks that increase in value, then the losses of the Fund may exceed those of other stock mutual funds that hold long positions only.

         SHORT SALES. When the Adviser anticipates that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in price of the security between those dates, which decline exceeds the costs of the borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited since it is directly tied to the maximum attainable price of the security less the price at which the security was sold. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of the Fund's net assets.

         FOREIGN INVESTMENTS. Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Some securities of foreign companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

         GENERAL. Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


                         ADDITIONAL INVESTMENT POLICIES

         This section describes certain additional investment policies that may by employed by the Fund. Investment policies are described in more detail in the Statement of Additional Information.

         TEMPORARY INVESTMENTS. For defensive purposes or during temporary periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by its investment objective and policies, the Fund may hold cash or cash equivalents pending investment.

         BORROWING. The Fund may borrow up to 331/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow, or to engage in reverse repurchase agreements, only for temporary or emergency purposes. See Statement of Additional Information, "Reverse Repurchase Agreements" and "-- Borrowing."

         LENDING OF PORTFOLIO SECURITIES. The Fund may also lend its portfolio securities to financial institutions against collateral consisting of cash, U.S. Government securities or irrevocable bank letters of credit, which are equal at all times to at least 102% of the value of the securities loaned. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily. The Fund may not make loans in excess of 331/3% of the value of its total assets (including the loan collateral).

         RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the Fund's 15% limitation on purchase of illiquid securities as described below, Rule 144A securities will not be considered to be illiquid if the Adviser has determined them to be liquid pursuant to guidelines established by the Company's Board of Directors.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

         ILLIQUID SECURITIES. The Fund may purchase "illiquid securities", defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

         INVESTMENT COMPANIES. The Fund may invest in securities issued by unaffiliated investment companies to the extent permitted by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including management fees. These expenses would be in addition to the management fees and other expenses that the Fund bears directly in connection with its own operations.

         PORTFOLIO TURNOVER. The Adviser will effect portfolio transactions in the Fund without regard to holding periods if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The annual portfolio turnover rate for the Fund is not expected to exceed 200%. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (100% or more) will generally result in higher transaction costs to the Fund and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See the Statement of Additional Information, "Portfolio Transactions" and "Taxes."

         AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in ADRs. ADRs are typically issued by a U.S. bank or trust evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitations with respect to such securities. ADRs may be denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Foreign Investments."

         YEAR 2000. The services provided to the Fund by the Adviser and others depend in large part upon the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded or calculated. The Adviser has advised the Fund that the Adviser's own computer systems will correctly compute the year 2000. PFPC and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems, are actively working on necessary changes to those systems to prepare for the year 2000 and expect that, given the extensive testing which they are undertaking, their systems will be year 2000 compliant before that year. There can, however, be no assurance that PFPC or any other service provider will be successful in achieving year 2000 compliance, or that interaction by the Adviser or other service providers with non-complying computer systems of other firms (such as broker-dealers or firms that provide securities pricing information) will not impair services to the Fund.

        The Statement of Additional Information contains additional investment policies and strategies of the Fund.


MANAGEMENT
----------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of June 30, 1998 in excess of $16.7 billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

         Subject to the supervision and direction of the Company's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 2.25% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of 1.85% during the current fiscal year.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a Chartered Financial Analyst. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee with respect to the Fund during the current fiscal year.

DISTRIBUTOR

         Provident Distributors, Inc. ("PDI"), with a principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of the Fund pays its own distribution fees, and may pay a different share than the Institutional Class of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

         Dividends declared on securities which the Fund has sold short ("short-sale dividends") generally reduce the market value of the securities by the amount of the dividend declared-thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. For accounting purposes, short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
----------------------

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee. The Distributor intends to waive all fees under the Plan during the current fiscal year.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Shareholders, and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund's 12b-1 Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares - Purchases Through Intermediaries."

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES

         Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than that Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

         For administration, subaccounting, transfer agency and/or other services, Boston Partners, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.

HOW TO PURCHASE SHARES
----------------------

GENERAL

         Shares representing an interest in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Market Neutral Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of its Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received by the Fund or its agents prior to the close of the NYSE on such day (generally 4:00 p.m. Eastern Time). Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Provided that the investment is at least $2,500, An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number with the
                                           Fund)
                           FOR PURCHASE OF:  (name of the Fund)
                           AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


RETIREMENT PLANS

         Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Fund's transfer agent, PFPC, at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES
---------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Market Neutral Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

         If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

         The Fund requires the payment of a transaction fee on redemptions of Shares of the Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. In such instances, the Fund will not impose the 1.00% transaction fee.

PAYMENT OF REDEMPTION PROCEEDS

         With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents, less an amount equal to 1.00% of the net asset value of such Shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from the purchase date, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of another Fund up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund exchanged for next determined after PFPC's receipt of a request for an exchange. An exchange of shares held for less than one year (with the exception of shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Investor Shares of any other Boston Partners Fund of RBB, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in an RBB Fund advised by Boston Partners, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from an RBB Fund advised by Boston Partners) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
---------------

         The net asset value for each class of the Fund is calculated by adding the value of the proportionate interest of the class in the Fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
---------------------------

         The Fund will distribute substantially all of net investment income and net realized capital gains, if any, to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually and will pay them within five (5) days from the last day of the calendar year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
-----

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company for federal income tax purposes. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal income or excise tax.

         Fund distributions to shareholders, unless otherwise exempt, will be taxable (except distributions that are treated for federal income tax purposes as a return of capital) regardless of whether the distributions are received in cash or reinvested in additional shares. Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares. All other taxable distributions are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, if such dividends are paid during January of the following year.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who sell or redeem shares, or exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes. The gain or loss will be long-term capital gain or loss if the shares have been held for more than twelve months, and short-term otherwise, except that a loss on shares held six months or less will be treated as long-term capital loss to the extent of any capital gains distribution received on the shares.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships are generally subject to different U.S. Federal income tax treatment from that described above. In particular, such shareholders will generally not be subject to U.S. federal income tax on capital gains, on or with respect to their shares, and other distributions to them will be subject to 30% withholding tax unless such tax is reduced or eliminated under an applicable tax treaty.

MULTI-CLASS STRUCTURE
---------------------

         The Fund offers one other class of shares, Institutional Shares, which are offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES
---------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 18.326 billion shares are currently classified into 97 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS MARKET NEUTRAL FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS MARKET NEUTRAL FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in such Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all of the directors.

         As of October 27, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION
-----------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION......................................  4
INVESTMENT OBJECTIVE AND POLICIES.................  4
INVESTMENT LIMITATIONS............................  7
RISK FACTORS......................................  8
MANAGEMENT........................................  8
DISTRIBUTION OF SHARES............................ 11
HOW TO PURCHASE SHARES............................ 13
HOW TO REDEEM AND EXCHANGE SHARES................. 15
NET ASSET VALUE................................... 20
DIVIDENDS AND DISTRIBUTIONS....................... 21
TAXES     .........................................21
MULTI-CLASS STRUCTURE............................. 22
DESCRIPTION OF SHARES............................. 23
OTHER INFORMATION................................. 24


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania






PROSPECTUS

November 13, 1998




                    BOSTON PARTNERS
                  MARKET NEUTRAL FUND


                   (Investor Shares)


bp

BOSTON PARTNERS ASSET MANAGEMENT, L.P.
--------------------------------------

BOSTON PARTNERS MARKET NEUTRAL FUND                     BP

ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.  For an IRA application or help with this Application, please call 1-888-261-4073

+--------------+  (Please check the appropriate box(es) below.)
| 1            |  |_|  Individual           |_|  Joint Tenant          |_|  Other
| Account      |           -------------------------------------------------------------------------------------------------------
| Registration:|           Name                                                SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER
+--------------+
                           -------------------------------------------------------------------------------------------------------
                           NAME OF JOINT OWNER                                     JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                           For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

--------------
GIFT TO MINOR:             |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
--------------             -------------------------------------------------------------------------------------------------------
                           NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                           -------------------------------------------------------------------------------------------------------
                           NAME OF MINOR (ONLY ONE PERMITTED)

                           -------------------------------------------------------------------------------------------------------
                           MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

-------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
-------------------        -------------------------------------------------------------------------------------------------------
                           NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                        NAME(S) OF TRUSTEE(S)

                           -------------------------------------------------------------------------------------------------------
                           TAXPAYER IDENTIFICATION NUMBER


+--------------+           -------------------------------------------------------------------------------------------------------
| 2            |           STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |           -------------------------------------------------------------------------------------------------------
+--------------+           CITY                                                               STATE                 ZIP CODE

                           -------------------------------------------------------------------------------------------------------
                           DAY PHONE NUMBER                                                                 EVENING PHONE NUMBER


+--------------+           Minimum initial investment of $2,500               Amount of investment$_______

  3                        Make the check payable to Boston Partners Market Neutral Fund.
  Investment
| Information: |
+--------------+           Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

------------
DISTRIBUTION               NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected
OPTIONS:                   below, both dividends and capital gains will be reinvested in additional Fund shares.
------------
                           DIVIDENDS |_| Pay by check |_| Reinvest |_| CAPITAL GAINS |_| Pay by check |_|  Reinvest   |_|


+--------------+           To use this option, you must initial the appropriate line below.
| 4            |           I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in
| Telephone    |           my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's
| Redemption:  |           current prospectus.
+--------------+
                           ------------------                                -------------       Redeem shares, and send the
proceeds to the            individual initial                                joint initial       address of record.


                           ------------------                                 -------------      Exchange shares for shares of The
Boston                     individual initial                                 joint initial
                                                                                                 Partners Large Cap Value Fund,
                                                                                                 Boston Partners Mid Cap Value
                                                                                                 Fund, Boston Partners Micro Cap
                                                                                                 Value Fund or Boston Partners
                                                                                                 Bond Fund.

+--------------+           The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly
| 5            |           scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can
| Automatic    |           arrange for an amount of money selected by you to be deducted from your checking account and used to
| Investment   |           purchase shares of the Fund.
| Plan:        |
+--------------+           Please debit $________ from my checking account (named below on or about the 20th of the month. Please attach an unsigned, voided check.

                           |_|  Monthly     |_|  Every Alternate Month    |_|  Quarterly   |_|  Other

---------------            -------------------------------------------------------------------------------------------------------
BANK OF RECORD:            BANK NAME                                            STREET ADDRESS OR P.O. BOX
---------------
                           -------------------------------------------------------------------------------------------------------
                           CITY                                        STATE                     ZIP CODE

                           -------------------------------------------------------------------------------------------------------
                           BANK ABA NUMBER                                              BANK ACCOUNT NUMBER


+--------------+           The undersigned warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of
| 6            |           legal age to purchase shares pursuant to this Account Application, and I (we) have received a current
|              |           prospectus for the Fund in which I (we) am (are) investing.
| Signatures:  |           Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
+--------------+           certification:
                           Under penalties of perjury, I certify that:
                           (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and

                           (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                           NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY
                           SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX
                           RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT
                           OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                           -------------------------------------------------------------------------------------------------------
                           SIGNATURE OF APPLICANT                                                DATE

                           -------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                   TITLE (IF APPLICABLE)

                           -------------------------------------------------------------------------------------------------------
                           SIGNATURE OF JOINT OWNER                                              DATE


                           -------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                   TITLE (IF APPLICABLE)


                           (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                           For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                           MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MARKET NEUTRAL FUND
                                                                                       C/O PFPC INC.
                                                                                       P.O. BOX 8852
                                                                                       WILMINGTON, DE  19899-8852

                       BOSTON PARTNERS MARKET NEUTRAL FUND


                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                  This Statement of Additional Information provides supplementary information pertaining to shares of the Investor and Institutional Classes (the "Shares") representing interests in the Boston Partners Market Neutral Fund (the "Fund") of The RBB Fund, Inc. ("RBB" or the "Company"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Market Neutral Fund Prospectuses, dated November 13, 1998 (together, the "Prospectus"). A copy of any of the Prospectuses may be obtained from RBB by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated November 13, 1998.

                                    CONTENTS

                                                                                 INSTITUTIONAL        INVESTOR
                                                                                   PROSPECTUS        PROSPECTUS
                                                                      PAGE            PAGE              PAGE
                                                                      ----       -------------       ----------

General............................................................      2                 4                4
Investment Objective and Policies..................................      2                 4                4
Directors and Officers.............................................     10               N/A              N/A
Investment Advisory, Distribution
  and Servicing Arrangements.......................................     13                10               10
Portfolio Transactions.............................................     16               N/A              N/A
Purchase and Redemption Information................................     17                13               14
Valuation of Shares................................................     18               N/A              N/A
Performance and Yield Information..................................     19               N/A              N/A
Taxes..............................................................     20               N/A              N/A
Additional Information Concerning RBB Shares.......................     22               N/A              N/A
Miscellaneous......................................................     25                22               23
Financial Statements...............................................    N/A               N/A              N/A
Appendix A.........................................................    A-1               N/A              N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate seventeen separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


INVESTMENT OBJECTIVE AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objective and policies of, and techniques used by the Fund.

                  TEMPORARY INVESTMENTS. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes consist of: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

                  REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's adviser. The Fund's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Fund's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Fund's adviser will mark-to-market daily the value of the securities. There are no percentage limits on the Fund's ability to enter into repurchase agreements. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

                  REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser). Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. The Fund does not presently intend to invest more than 5% of its net assets in reverse repurchase agreements.

                  ILLIQUID SECURITIES. The Fund does not presently intend to invest more than 15% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Such securities may include, among other things, loan participations and assignments, options purchased in the over-the-counter markets, repurchase agreements maturing in more than seven days, structured notes and restricted securities other than Rule 144A securities that the Adviser has determined are liquid pursuant to guidelines established by the Company's Board of Directors. Because of the absence of any liquid trading market currently for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  If otherwise consistent with their investment objectives and policies, the Fund may purchase securities that are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Directors, that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Where there are no readily available market quotations, the security shall be valued at fair value as determined in good faith by the Board of Directors of the Company.

                  SECURITIES OF UNSEASONED ISSUERS. The Fund will not invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, if the aggregate investment in such securities would exceed 5% of the Fund's net assets. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.

                  LENDING OF PORTFOLIO SECURITIES. To increase income on its investments, the Fund may lend its portfolio securities with an aggregate value of up to 33 1/3% of its total assets (including the loan collateral) to broker/dealers and other institutional investors. The Fund may lend its portfolio securities on a short or long term basis to broker-dealers or institutional investors that the Adviser deems qualified, but only when the borrower maintains, with the Fund's custodian, collateral either in cash or money market instruments, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Collateral for such loans may include cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which is deemed creditworthy by the Adviser. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Such loans could involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even the loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

                  BORROWING. The Fund may borrow up to 33 1/3 percent of its total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Investments will not be made when borrowings exceed 5% of the Fund's total assets. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

                  U.S. GOVERNMENT SECURITIES. The U.S. Government securities in which the Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal Home Loan Banks, the Student Loan Marketing Association and the Tennessee Valley Authority).

                  OPTIONS AND FUTURES CONTRACTS. The Fund may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Fund may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes (including currency hedging) or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into. See Appendix "B" for a description of futures contracts and options on futures contracts and the risks thereof.

                  Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  When the Fund purchases a put option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

                  There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  SHORT SALES. The Fund will seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

                  The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

                  The Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

                  EUROPEAN CURRENCY UNIFICATION. Many European countries are about to adopt a single European currency, the euro. On January 1, 1999, the euro will become legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank will be created to manage the monetary policy of the new unified region. On the same date, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

                  This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as RBB which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" above. See Appendix "A" for a list of commercial paper ratings.

                             INVESTMENT LIMITATIONS

                  The Company has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). The Fund may not:

                  1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and, (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to swaps and other derivatives are not deemed to be a pledge or other encumbrance of assets.

                  2. Issue any senior securities, except as permitted under the 1940 Act;

                  3. Act as an underwriter of securities within the meaning of the Securities Act except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

                  5. Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, Loan Participations and Assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; and

                  7. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and
(ii) repurchase agreements secured by the instruments described in clause (i);
(b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

                  For purposes of Investment Limitation No. 1, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

                  In addition to the fundamental investment limitations specified above, Fund may not:

                  1. Make investments for the purpose of exercising control or management, but investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

                  2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that the Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

                  The policies set forth above are not fundamental and thus may be changed by the Company's Board of Directors without a vote of the shareholders.

                  Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.


                                  RISK FACTORS

                  FOREIGN SECURITIES. Investments in foreign securities are subject to certain risks, discussed below.

                  Since the securities of foreign companies are frequently denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

                  As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

                  Although the Fund will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

                  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recoverable portion of foreign withholding taxes will reduce the income received from the companies in which the Fund invests. However, these foreign withholding taxes are not expected to have a significant impact.

                  REPORTING STANDARDS. Most of the foreign securities held by the Fund will not be registered with the SEC, nor will the issuers thereof be subject to SEC or other U.S. reporting requirements. Accordingly, there will be less publicly available information concerning foreign issuers of securities held by the Fund than will be available concerning U.S. companies. Foreign companies, and in particular, companies in emerging markets, are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

                  EXCHANGE RATE FLUCTUATIONS. Because foreign securities ordinarily will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of interest and dividends earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; conversely, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions.

                  OPERATING EXPENSES. The costs attributable to foreign investing that the Fund must bear frequently are higher than those attributable to domestic investing. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities. Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on those securities. Tax treaties between the United States and foreign countries however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.


                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH FUND                DURING PAST FIVE YEARS
------------------------                        ------------------                ----------------------

*Arnold M. Reichman - 50                        Director                          Chief Operating Officer of Warburg Pincus
466 Lexington Avenue                                                              Asset Management, Inc.; Executive Officer
12th Floor                                                                        and Director of Counsellors Securities Inc.;
New York, NY  10017                                                               Director/Trustee of various investment
                                                                                  companies advised by Warburg Pincus Asset
                                                                                  Management, Inc.; Prior to 1997, Managing
                                                                                  Director of Warburg Pincus Asset Management,
                                                                                  Inc.

*Robert Sablowsky - 60                          Director                          Senior Vice President of Fahnestock Co.,
Fahnestock & Company, Inc.                                                        Inc. (a registered broker-dealer); Prior to
125 Broad Street                                                                  October 1996, Executive Vice President of
New York, NY  10004                                                               Gruntal & Co., Inc. (a registered
                                                                                  broker-dealer)

Francis J. McKay - 62                           Director                          Since 1963, Executive Vice President, Fox
Fox Chase Cancer Institute                                                        Chase Cancer Center (biomedical research
7701 Burholme Avenue                                                              and medical care).
Philadelphia, PA  19111

Marvin E. Sternberg - 64                        Director                          Since 1974, Chairman, Director and
Moyco Technologies, Inc.                                                          President, Moyco Industries, Inc.
200 Commerce Drive                                                                (manufacturer of dental supplies and
Montgomeryville, PA  18936                                                        precision coated abrasives).

Julian A. Brodsky - 65                          Director                          Director and Vice Chairman, since 1969
1500 Market Street                                                                Comcast Corporation (cable television and
35th Floor                                                                        communications); Director, Comcast U.K.
Philadelphia, PA  19102

Donald van Roden - 74                           Director and Chairman of the      Self-employed businessman.  From February
1200 Old Mill Lane                              Board                             1980 to March 1987, Vice Chairman,
Wyomissing, PA  19610                                                             SmithKline Beecham Corporation
                                                                                  (pharmaceuticals); Director AAA Mid-Atlantic
                                                                                  (auto service); Director, Keystone Insurance
                                                                                  Co.

Edward J. Roach - 74                            President and Treasurer           Certified Public Accountant; Vice Chairman
Suite 100                                                                         of the Board, Fox Chase Cancer Center;
Bellevue Park Corporate                                                           Trustee Emeritus, Pennsylvania School for
  Center                                                                          the Deaf; Trustee Emeritus, Immaculata
400 Bellevue Parkway                                                              College; President and Treasurer of
Wilmington, DE 19809                                                              Municipal Fund for New York Investors, Inc.
                                                                                  (advised by BlackRock Institutional Management);
                                                                                  Vice President and Treasurer of various
                                                                                  investment companies advised by BlackRock
                                                                                  Institutional Management Corporation; Treasurer
                                                                                  of the Chestnut Street Exchange Fund






Morgan R. Jones - 59                            Secretary                         Chairman, the law firm of Drinker Biddle &
Drinker Biddle & Reath LLP                                                        Reath LLP; Director, Nobel Education
1345 Chestnut Street                                                              Dynamics, Inc.; Secretary, Petroferm, Inc.
Philadelphia, PA  19107-3496

----------------------


* Each of Mr. Sablowsky and Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of their respective positions with Fahnestock Co., Inc. and Counsellors Securities, Inc., each a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

                  RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1998, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                                               DIRECTORS' COMPENSATION
                                               -----------------------




                                                                     PENSION OR RETIREMENT      ESTIMATED ANNUAL
                                 AGGREGATE COMPENSATION FROM         BENEFITS ACCRUED AS PART   BENEFITS UPON
NAME OF PERSON/ POSITION         REGISTRANT                          OF FUND EXPENSES           RETIREMENT
------------------------         ---------------------------         ------------------------   ----------------

Julian A. Brodsky,                  $16,000                                   N/A                        N/A
Director
Francis J. McKay,                   $18,000                                   N/A                        N/A
Director
Arnold M. Reichman,                 $0                                        N/A                        N/A
Director
Robert Sablowsky,                   $18,000                                   N/A                        N/A
Director
Marvin E. Sternberg,                $17,000                                   N/A                        N/A
Director
Donald van Roden,                   $23,000                                   N/A                        N/A
Director and Chairman


                  On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to RBB. No officer, director or employee of Boston Partners Asset Management, L.P. ("Boston Partners" or the "Adviser") or the Distributor currently receives any compensation from RBB.


                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS


                  ADVISORY AGREEMENT. Boston Partners renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated November 13, 1998 (the "Advisory Agreement"). Boston Partners' general partner is Boston Partners, Inc.

                  Boston Partners has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 2.25% of the Fund's average daily net assets. Boston Partners is currently waiving advisory fees in excess of 1.85% of the Fund's average daily net assets.

                  Each class of the Fund bears its own expenses not specifically assumed by Boston Partners. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with a portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB;
(r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB;
(s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

                  Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was most recently approved on July 29, 1998 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund
(b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.

                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp.

                  ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated November 13, 1998 as amended (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed, among other things, to prepare and file (or assist in the preparation of) certain reports with the Securities and Exchange Commission and other regulatory agencies. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of May 29, 1998 (the "Distribution Agreement"), entered into by the Distributor and RBB, and a Plan of Distribution for the Investor Class (the "Plan"), which was adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plan, to be calculated daily and paid monthly by the Investor Class at the annual rate set forth in the Prospectus.

                  On July 29, 1998, the Plan was approved by RBB's Board of Directors, including the directors who are not "interested persons" of RBB and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors"). RBB believes that the Plan may benefit the Fund by increasing sales of Fund shares.

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by a majority of RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the compensation payable to the Distributor pursuant to the Plan shall not be materially increased without approval by a vote of at least a majority of the Fund's outstanding shares; and (4) while the Plan remains in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB. Each of Messrs. Reichman and Sablowsky, directors of RBB, has an indirect financial interest in the operation of the Plan by virtue of his position with Counsellors Securities, Inc. and Fahnestock Co., Inc., respectively, both of which are broker-dealers.

                  ADMINISTRATIVE SERVICES AGENT. Provident Distributors, Inc. ("PDI") provides certain administrative services to the Institutional Class of the Fund that are not provided by PFPC, pursuant to an Administrative Services Agreement, dated May 29, 1998, between RBB and PDI. These services include furnishing data processing and clerical services, acting as liaison between the Fund and various service providers and coordinating the preparation of annual, semi-annual and quarterly reports. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's average daily net assets. PDI is currently waiving fees in excess of .03% of the Fund's average daily net assets.


                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In purchasing and selling portfolio securities, Boston Partners seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

                  Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                       PURCHASE AND REDEMPTION INFORMATION

                  RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

                  Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  The computation of the hypothetical offering price per share of an Institutional and Investor Share of the Fund based on the projected value of the Fund's estimated net assets and number of Institutional and Investor Shares outstanding is as follows:

                       BOSTON PARTNERS MARKET NEUTRAL FUND

                           INSTITUTIONAL SHARES        INVESTOR SHARES
                           --------------------        ---------------

Net Assets.....................    $10.00                   $10.00

Outstanding Shares.............         1                        1

Net Asset Value
 per Share.....................    $10.00                   $10.00

Maximum Sales Charge...........        0%                       0%

Maximum Offering Price
  to Public....................    $10.00                   $10.00


                               VALUATION OF SHARES

                  The net asset value per share of each class of the Fund is calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in the Fund, is computed by adding the value of the proportionate interest of each class in the Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class, and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of the other classes. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.

                        PERFORMANCE AND YIELD INFORMATION

                  TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                                   ERV
                                            T = [(-----)1/n - 1]
                                                    P

                    Where: T =      average annual total return;

                         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                           P =      hypothetical initial payment of $1,000; and

                           n = period covered by the computation, expressed in years.

                  The Fund, when advertising its "aggregate total return," computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                              ERV
Aggregate Total Return =   [(-----) - 1]
                               P

                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

                  In addition to the foregoing requirements, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

                  The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

                  In the case of shareholders that are corporations, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

                  If for any taxable year the Fund were to fail to qualify as a regulated investment company, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions would be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions would be eligible for the dividends received deduction in the case of corporate shareholders.

                  A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash. However, any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  The Code imposes a nondeductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

                  RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 18.326 billion shares are currently classified in 97 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion five hundred million shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock, 500 million shares are classified as Class U Common Stock, 500 million shares are classified as Class V Common Stock, 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock, 50 million shares are classified as Class Y Common Stock, 50 million shares are classified as Class Z Common Stock, 50 million shares are classified as Class AA Common Stock, 50 million shares are classified as Class BB Common Stock, 50 million shares are classified as Class CC Common Stock, 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock, 100 million shares are classified as Class JJ Common Stock, 100 million shares are classified as Class KK Common Stock, 100 million shares are classified as Class LL Common Stock, 100 million shares are classified as Class MM Common Stock, 100 million shares are classified as Class NN Common Stock, 100 million shares are classified as Class OO Common Stock, 100 million shares are classified as Class PP Common Stock, 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 100 million shares are classified as Class YY Common Stock (Schneider Capital Management Small Cap Value), 100 million shares are classified as Class ZZ Common Stock, 100 million shares of Class AAA Common Stock, 100 million shares are classified as Class BBB Common Stock, 100 million shares of Class CCC Common Stock, 100 million shares are classified as Class DDD Common Stock (Boston Partners Institutional Micro Cap), 100 million shares are classified as Class EEE Common Stock (Boston Partners Investors Micro Cap), 100 million shares are classified as Class FFF Common Stock, 100 million shares are classified as Class GGG Common Stock, 100 million shares are classified as Class HHH Common Stock, 100 million shares are classified as Class III Common Stock (Boston Partners Institutional Market Neutral), 100 million shares are classified as Class JJJ Common Stock (Boston Partners Investor Market Neutral), 100 million shares are classified as Class KKK Common Stock (Boston Partners Institutional Long-Short Equity) 100 million shares are classified as Class LLL common stock (Boston Partners Investor Long-Short Equity), 100 million shares are classified as Class MMM Common Stock (n/i Small Cap Value), 3 billion shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 200 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 700 million shares are classified as Class Select Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 700 million shares are classified as Principal Class Money Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class III and Class JJJ Common Stock constitute the Boston Partners Market Neutral Fund Institutional and Investor classes, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": The Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Select (Beta) Family, the Principal (Gamma) Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Schneider Capital Management Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the n/i Numeric Investors Family represents interests in five non-money market portfolios; the Boston Partners Family represents interests in six non-money market portfolios; the Schneider Capital Management Family represents interest in one non-money market portfolio; the Janney Montgomery Scott Family and the Select (Beta), Principal (Gamma), Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

                  RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

                  CONTROL PERSONS. As of November 2, 1998, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning the Company Shares" above. The Company does not know whether such persons also beneficially own such shares.

------------------------------------ ------------------------------------------------ -------------------------------
             FUND NAME                        SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
CASH PRESERVATION MONEY MARKET       Jewish Family and Children's Agency of Phil                 44.627%
                                     Capital Campaign
                                     Attn: S. Ramm
                                     1610 Spruce Street
                                     Philadelphia, PA 19103
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Marian E. Kunz                                              11.203%
                                     52 Weiss Ave.
                                     Flourtown, PA 19031
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Dominic & Barbara Pisciotta                                  5.803%
                                     And Successors In Tr Under The Dominic TRST &
                                     Barbara Pisciotta Caring TR DTD
                                     01/24/92
                                     207 Woodmere Way
                                     St. Charles, ,MO  63303
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Betty L. Thomas                                              5.105%
                                     TRST Thomas Living Trust
                                     DTD 06/19/92
                                     838 Lynn Haven Lane
                                     Hazelwood, MO  63042-3415
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
SAMSON STREET MONEY MARKET           Saxon and Co.                                               77.348%
                                     FBO Paine Webber
                                     A/C 32 32 400 4000038
                                     P.O. Box 7780 1888
                                     Phila., PA 19182
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Wasner & Co. for Account of                                 22.027%
                                     Paine Webber and Managed Assets
                                     Sundry Holdings
                                     Attn: Joe Domizio
                                     76 A 260 ABC 200 Stevens Drive
                                     Lester, PA 19113
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
CASH PRESERVATOIN                    Gary L. Lange                                               40.184%
MUNICIPAL MONEY MARKET               and Susan D. Lange
                                     JT TEN
                                     837 Timber Glen Ln
                                     Ballwin, MO  63021-6066
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Andrew Diederich and                                         5.241%
                                     Doris Diederich
                                     JT TEN
                                     1003 Lindeman
                                     Des Peres, MO 63131
------------------------------------ ------------------------------------------------ -------------------------------





------------------------------------ ------------------------------------------------ -------------------------------
                                     Kenneth Farwell                                              7.234%
                                     and Valerie Farwell JT TEN
                                     3854 Sullivan
                                     St. Louis, MO 63107
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Terry H. Williams                                           13.698%
                                     And Nancy L. Williams
                                     JT TEN
                                     2508 Janel Ct
                                     Oakville, MO  63129
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Emil R. Hunter and                                           8.332%
                                     Mary J. Hunter JT TEN
                                     428 W. Jefferson
                                     Kirkwood, MO 63122
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
N/I MICRO CAP FUND                   Charles Schwab & Co. Inc                                    11.943%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     Attn: Mutual Funds A/C 3143-0251
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Janis Claflin, Bruce Fetzer and                              5.422%
                                     Winston Franklin, Robert Lehman Trst
                                     The John E. Fetzer Institute, Inc.
                                     U/A DTD 06-1992
                                     Attn: Christina Adams
                                     9292 West KL Ave.
                                     Kalamazoo, MI 49009
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Public Inst. For Social Security                             7.603%
                                     1001 19th St., N. 16th Flr.
                                     Arlington, VA 22209
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Portland General Holdings Inc.                              19.685%
                                     DTD 01/29/90
                                     Attn: William J. Valach
                                     121 S.W. Salmon St.
                                     Portland, OR 97202
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     State Street Bank and Trust Company                          8.810%
                                     FBO Yale Univ. Ret. Pln for Staff Emp
                                     State Street Bank & Tr Co. Master Tr.
                                     Div
                                     Attn: Kevin Sutton
                                     Solomon Williard Bldg. One Enterprise Dr.
                                     North Quincy, MA 02171
------------------------------------ ------------------------------------------------ -------------------------------





------------------------------------ ------------------------------------------------ -------------------------------
N/I GROWTH FUND                      Charles Schwab & Co. Inc                                    18.622%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Citibank North America Inc.                                 21.679%
                                     Trst Sargent & Lundy Retirement Trust
                                     DTD 06/01/96
                                     Mutual Fund Unit
                                     Bld. B Floor 1 Zone 7
                                     3800 Citibank Center Tampa
                                     Tampa, FL 33610-9122
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     U.S. Equity Investment Portfolio LP                          6.495%
                                     1001 N. US Hwy One Suite 800
                                     Jupiter, FL 33477
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Union Bank of California                                     5.776%
                                     Trst Sunkist Growers-Match-Svgs Pln
                                     Trst No. 610001154-03
                                     Mutual Funds Dept. P.O. Box 120109
                                     San Diego, CA 92112-0109
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
N/I GROWTH AND VALUE FUND            Charles Schwab & Co. Inc.                                   20.028%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The John E. Fetzer Institute Inc.                            8.431%
                                     Attn: Christina Adams
                                     9292 W. KL Ave.
                                     Kalamazoo, MI 49009
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Bankers Trust Cust Pge-Enron Foundation                      5.779%
                                     Attn: Procy Fernandez
                                     300 S. Grand Ave. 40th Floor
                                     Los Angeles, CA 90071
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
N/I LARGER CAP VALUE FUND            Charles Schwab & Co. Inc                                    14.879%
                                     Special Custody Account for the Exclusive
                                     Benefit of Customers
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------





------------------------------------ ------------------------------------------------ -------------------------------
                                     Bank of America NT & SA                                     17.470%
                                     FBO Community Hospital Central Cal Pn Pl
                                     A/C 10-35-155-2048506
                                     Attn: Mutual Funds 38615
                                     P.O. Box 513577
                                     Los Angeles, CA 90051
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The John E. Fetzer Institute, Inc.                          46.188%
                                     Attn. Christina Adams
                                     9292 W. KL Ave.
                                     Kalamazoo, MI 49009
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS LARGE CAP FUND       Dr. Janice B. Yost                                          12.352%
INST SHARES                          Trst Mary Black Foundation Inc.
                                     Bell Hill - 945 E. Main St.
                                     Spartanburg, SC 29302
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     US Bank National Association                                10.822%
                                     FBO A-DEC Inc DOT 093098
                                     Attn:  Mutual Funds a/c 97307536
                                     PO Box 64010
                                     St. Paul, MN  55164-0010
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Irving Fireman's Relief & Ret Fund                           5.810%
                                     Attn: Edith Auston
                                     825 W. Irving Blvd.
                                     Irvin, TX 75060
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Miter & Co.                                                 10.271%
                                     c/o M&I Trust
                                     PO Box 2977
                                     Milwaukee, WI  53202
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Union Bank of California                                     5.712%
                                     FBO Service Employers
                                     TR610001265-01
                                     PO Box 120109
                                     San Diego, CA  92112-0109
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Swanee Hunt and Charles Ansbacher                            5.977%
                                     Trst The Swanee Hunt Family Fund
                                     c/o Elizabeth Alberti
                                     168 Brattle St.
                                     Cambridge, MA 02138
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS LARGE CAP FUND       National Financial Services Corp.                           16.976%
INVESTOR SHARES                      For the Exclusive Bene of  Our Customers
                                     Attn: Mutual Funds 5th Floor
                                     200 Liberty St I World Financial Center
                                     New York, NY 10281
------------------------------------ ------------------------------------------------ -------------------------------





------------------------------------ ------------------------------------------------ -------------------------------
                                     Charles Schwab & Co. Inc.                                   73.869%
                                     Special Custody Account for Bene of Cust
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS MID CAP VALUE FUND   Donaldson Lufkin & Jenrette                                  8.381%
INST. SHARES                         Securities Corporation
                                     Attn: Mutual Funds
                                     P.O. Box 2052
                                     Jersey City, NJ 07303
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The Northern Trust Company                                  12.057%
                                     FBO Thomas & Betts Master
                                     Retirement Trust
                                     8155 T&B Blvd
                                     Memphis, TN  38123
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     MAC & CO.                                                    6.933%
                                     A/C BPHF 3006002
                                     Mutual Funds Operations
                                     P.O. Box 3198
                                     Pittsburgh, PA 15230-3198
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Coastal Insurance Enterprises Inc.                           6.340%
                                     Attn: Chris Baldwin
                                     P.O. Box 240429
                                     Montgomery, AL 36124
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     U P Plumbers & Pipefitters                                   5.323%
                                     Pension Fund
                                     c/o James E. Schreiber Admin Manager
                                     241 E. Saginaw St  Ste 601
                                     East Lansing, MI  48823-2791
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     NAIDOT & Co.                                                 6.016
                                     c/o Bessemer Trust Co
                                     100 Woodbridge Center Dr
                                     Woodbridge, NJ  07095
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS MID CAP VALUE FUND   National Financial Svcs Corp. for Exclusive                 16.573%
INV SHARES                           Bene of Our Customers
                                     Sal Vella
                                     200 Liberty St.
                                     New York, NY 10281
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Charles Schwab & Co. Inc.                                   40.543%
                                     Special Custody Account for Bene of Cust
                                     Attn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------





------------------------------------ ------------------------------------------------ -------------------------------
                                     Jupiter & Co.                                                5.474%
                                     c/o Investors Bank
                                     P.O. Box 9130 FPG 90
                                     Boston, MA 02110
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS BOND FUND            Boston Partners Asset Mgmt LP                               30.700%
INSTITUTIONAL SHARES                 28 State Street
                                     Boston, MA 02109

------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Chiles Foundation                                           24.765%
                                     111 S.W. Fifth Ave.
                                     Ste 4050
                                     Portland, OR 97204
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The Roman Catholic Diocese of                               36.036%
                                     Raleigh, NC
                                     General Endowment
                                     715 Nazareth St.
                                     Raleigh, NC 27606
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     The Roman Catholic Diocese of                                8.462%
                                     Raleigh, NC
                                     Clergy Trust
                                     715 Nazareth St.
                                     Raleigh, NC 27606
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS BOND FUND INVESTOR   Charles Schwab & Co. Inc                                    77.073%
SHARES                               Special Custody Account for Bene of Cust
                                     Stattn: Mutual Funds
                                     101 Montgomery St.
                                     San Francisco, CA 94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Stephen W. Hamilton                                         15.291%
                                     17 Lakeside Ln
                                     N. Barrington, IL 60010
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS                      Desmond J. Heathwood                                         8.412%
MICRO CAP VALUE                      41 Chestnut St.
FUND- INSTITUTIONAL                  Boston, MA 02108
SHARES
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Boston Partners Asset Mgmt LP                               66.546%
                                     28 State Street
                                     Boston, MA 02111
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Wayne Archambo                                               6.688%
                                     42 DeLopa Cir
                                     Westwood, MA 02090
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     David M. Dabora                                              6.688%
                                     11 White Plains Ct.
                                     San Anselmo, CA 94960
------------------------------------ ------------------------------------------------ -------------------------------





------------------------------------ ------------------------------------------------ -------------------------------
BOSTON PARTNERS                      National Financial Services Corp.                           33.851%
MICRO CAP VALUE                      For the Exclusive Bene of our Customers
FUND- INVESTOR                       Attn. Mutual Funds 5th Floor
SHARES                               200 Liberty St.
                                     1 World Financial Center
                                     New York, NY 10281
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Scott J. Harrington                                         42.957%
                                     54 Torino Ct.
                                     Danville, CA 94526
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Charles Schwab & Co Inc                                     18.504%
                                     Special Custody Account
                                     For Bene of Cust
                                     Attn Mutual Funds
                                     101 Montgomery St
                                     San Francisco, CA  94104
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
SCHNEIDER SMALL CAP VALUE FUND       Arnold C. Schneider III                                     29.663%
                                     SEP IRA
                                     826 Turnbridge Rd
                                     Wayne, PA  19087
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     SCM Retirement Plan                                         13.855%
                                     Profit Sharing Plan
                                     460 E. Swedesford Rd
                                     Ste 1080
                                     Wayne, PA  19087
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Durward A. Huckabay                                          9.516%
                                     And Susan S. Huckabay
                                     TRST Huckabay 1987 Trust
                                     U/A DTD 11/6/87
                                     2531 Lakeridge Shores Cir
                                     Reno, NV  89509
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     John Frederic Lyness                                         28.202
                                     81 Hillcrest Ave
                                     Summit NJ  07901
------------------------------------ ------------------------------------------------ -------------------------------
------------------------------------ ------------------------------------------------ -------------------------------
                                     Ronald L. Gault                                              9.027%
                                     IRA
                                     439 W. Nelson St
                                     Lexington, VA  24450
------------------------------------ ------------------------------------------------ -------------------------------


                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Company.

                  OTHER COMMUNICATIONS. From time to time, references to the Fund may appear in advertisements and sales literature for certain products or services offered by the Adviser, its affiliates or others, through which it is possible to invest in one or more Funds managed by the Adviser.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                  The Fund or Adviser may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund or that employed by the Adviser (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable instruments), economic conditions, risk and volatility assessments, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. The Fund or Adviser may also include in such advertisements or communications additional information concerning the Adviser and/or its employees or owners, its management philosophies, operating strategies and other advisory clients, as well as statements about the Adviser attributed to others. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the view of the Adviser or Fund as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund or an investor generally. The Fund or Adviser may also include in advertisements charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                  LITIGATION. There is currently no material litigation affecting RBB.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.




CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                  "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  Law Offices
                           Drinker Biddle & Reath LLP
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496
                            Telephone: (215) 988-2700
                               Fax: (215) 988-2757


                                December 3, 1998

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re: The RBB Fund, Inc. (the "Registrant")
                               REGISTRATION NOS. 33-20827/811-5518
                               -------------------------------------

Ladies and Gentlemen:

         On behalf of the Registrant and pursuant to Rule 497 (c) under the Securities Act of 1933, filed herewith are:

               1) the Prospectus, dated November 13, 1998, relating to
                  Registrant's Boston Partners Market Neutral Fund (Institutional Class) and the Prospectus, dated November 13, 1998, relating to Registrant's Boston Partners Market Neutral Fund (Investor Class).

               2) the Statement of Additional Information dated November 13,
                  1998, relating to Registrant's Boston Partners Market Neutral Portfolio.

         Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-2935.

                                                     Very truly yours,

                                                     /S/ ALLAN J. OSTER
                                                     ------------------
                                                     Allan J. Oster


Enclosures